Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands																3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 05, 2025	Jul. 25, 2025	Jun. 17, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Nov. 05, 2024	Nov. 01, 2024	Aug. 16, 2024	Jan. 24, 2024	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Jan. 30, 2023	Jan. 23, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2024	Oct. 21, 2024
Commitments and Contingencies [Line Items]
Settlement payment													$ 104	$ 600
Monthly installment payments												$ 1,016
Additional accrued interest																$ 42		$ 21
Outstanding settlement agreement						$ 785													$ 785
Accrued amount						325										325		325	325	$ 379
Professional fees			$ 748
Aggregate of shares (in Shares)					5,000
Excise tax liability																			$ 4,330	$ 4,330
Shares redeemed percentage																			1.00%	1.00%
New U.S. federal excise tax percentage																			21.00%	21.00%
Excise tax generally of the fair market value percentage									1.00%
Estimated interest percentage								8.00%											8.00%
Percentage of underpayment penalty per month								0.50%											0.50%
Percentage of total liability								25.00%											25.00%
Excise taxes				$ 4,401															$ 1,268
Interest and penalties				210
Excess taxes				1,268													$ 1,268
Estimate of interest and penalties																	$ 3,133
Company recorded excess																		1,053
Penalties and interest						71										3,348		3,348	71
Rent																			186
Rent and maintenance expenses to landlord																					$ 115	$ 100
Additional interest										$ 83
Payment to CRO																			11
Settlement agreement																				$ 751
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement payment													600
Outstanding settlement agreement						785										$ 827		$ 827	785
MSK License Agreement [Member]
Commitments and Contingencies [Line Items]
Notice of termination											$ 1,230								1,230
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)							4,145
Price per share (in Dollars per share)							$ 9									$ 9		$ 9
Investors						26	$ 26									$ 26		$ 26	$ 26
Investors value						$ 26
Redemption price (in Dollars per share)							$ 340.8									$ 340.8		$ 340.8
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)	8,033	16,667
Excise taxes				4,401
Interest and penalties				$ 210
Vendors [Member]
Commitments and Contingencies [Line Items]
Settlement payment													$ 1,644		$ 1,644
New U.S. federal excise tax percentage									1.00%
CRO Vendor [Member]
Commitments and Contingencies [Line Items]
Endorsement on motion for default judgment										$ 700
Series A Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)							11,043											11,043